DISTRIBUTION TO SHAREHOLDERS	12 Months Ended
Feb. 29, 2012
DISTRIBUTION TO SHAREHOLDERS
DISTRIBUTION TO SHAREHOLDERS

23.                               DISTRIBUTION TO SHAREHOLDERS

On September 29, 2010, a $30 million cash dividend was declared to the Company’s then existing shareholders and payable upon the completion of the IPO. Cayman Companies Law permits, subject to a solvency test and the provisions, if any, of the Company’s memorandum and articles of association, the payment of dividends and distributions out of the share premium account. The amount was paid in full as a reduction of additional paid-in capital.